Other Comprehensive Income, Components of Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt securities:
Net unrealized gains (losses) arising during the period, Before tax	$ (3,070)	$ 2,317	$ 5,439
Net unrealized gains (losses) arising during the period, Tax effect	759	(570)	(1,337)
Net unrealized gains (losses) arising during the period, Net of tax	(2,311)	1,747	4,102
Reclassification of net (gains) losses to net income, Before tax	(82)	(341)	122
Reclassification of net (gains) losses to net income, Tax effect	18	81	(31)
Reclassification of net (gains) losses to net income, Net of tax	(64)	(260)	91
Net change, Before tax	(3,152)	1,976	5,561
Net change, Tax effect	777	(489)	(1,368)
Net change, Net of tax	(2,375)	1,487	4,193
Cash Flow Hedges:
Net change, Before tax	212	198	275
Net change, Tax effect	(53)	(49)	(68)
Net change, Net of tax	159	149	207
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) arising during the period, Before tax	200	(510)	(40)
Net actuarial and prior service gains (losses) arising during the period, Tax effect	(50)	126	10
Net actuarial and prior service gains (losses) arising during the period, Net of tax	150	(384)	(30)
Amortization of net actuarial loss, Before tax	135	152	141
Amortization of net actuarial loss, Tax effect	(33)	(37)	(35)
Amortization of net actuarial loss, Net of tax	102	115	106
Settlements and other, Before tax	126	114	(8)
Settlements and other, Tax effect	(29)	(26)	5
Settlements and other, Net of tax	97	88	(3)
Subtotal reclassifications to noninterest expense, Before tax	261	266	133
Subtotal reclassifications to noninterest expense, Tax effect	(62)	(63)	(30)
Subtotal reclassifications to noninterest expense, Net of tax	199	203	103
Net change, Before tax	461	(244)	93
Net change, Tax effect	(112)	63	(20)
Net change, Net of tax	349	(181)	73
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period, Before tax	(30)	52	73
Net unrealized gains (losses) arising during the period, Tax effect	1	(2)	(2)
Net unrealized gains (losses) arising during the period, Net of tax	(29)	50	71
Reclassification of net (gains) losses to net income, Before tax	(1)	0	0
Reclassification of net (gains) losses to net income, Tax	0	0	0
Reclassification of net (gains) losses to net income, Net of Tax	(1)	0	0
Net change, Before tax	(31)	52	73
Net change, Tax effect	1	(2)	(2)
Net change, Net of tax	(30)	50	71
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), Before tax	(2,510)	1,982	6,002
Other comprehensive income (loss), Tax effect	613	(477)	(1,458)
Other comprehensive income (loss), after tax	(1,897)	1,505	4,544
Total Wells Fargo stockholders' equity [Member]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), after tax	(1,896)	1,505	4,544
Noncontrolling interests [Member]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), after tax	(1)	0	0
Debt securities [Member] | Interest income [Member]
Debt securities:
Reclassification of net (gains) losses to net income, Before tax	474	532	263
Reclassification of net (gains) losses to net income, Tax effect	(117)	(132)	(65)
Reclassification of net (gains) losses to net income, Net of tax	357	400	198
Debt securities [Member] | Net gains on debt securities [Member]
Debt securities:
Reclassification of net (gains) losses to net income, Before tax	(553)	(873)	(140)
Reclassification of net (gains) losses to net income, Tax effect	134	213	34
Reclassification of net (gains) losses to net income, Net of tax	(419)	(660)	(106)
Debt securities [Member] | Other noninterest income [Member]
Debt securities:
Reclassification of net (gains) losses to net income, Before tax	(3)	0	(1)
Reclassification of net (gains) losses to net income, Tax effect	1	0	0
Reclassification of net (gains) losses to net income, Net of tax	(2)	0	(1)
Fair value hedging [Member]
Fair Value Hedges:
Change in fair value of excluded components on fair value hedges, Before tax	81	(31)	(3)
Change in fair value of excluded components on fair value hedges, Tax	(20)	7	1
Change in fair value of excluded components on fair value hedges, Net of tax	61	(24)	(2)
Cash flow hedging [Member]
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges, Before Tax	(12)	10	(21)
Net unrealized gains (losses) arising during the period on cash flow hedges, Tax	3	(2)	5
Net unrealized gains (losses) arising during the period on cash flow hedges, Net of Tax	(9)	8	(16)
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	143	219	299
Reclassification of net (gains) losses to net income on cash flow hedges, Tax	(36)	(54)	(74)
Reclassification of net (gains) losses to net income on cash flow hedges, Net of tax	107	165	225
Cash flow hedging [Member] | Interest income [Member] | Loans [Member]
Cash Flow Hedges:
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	137	215	291
Reclassification of net (gains) losses to net income on cash flow hedges, Tax	(34)	(53)	(72)
Reclassification of net (gains) losses to net income on cash flow hedges, Net of tax	103	162	219
Cash flow hedging [Member] | Interest expense on long-term debt [Member]
Cash Flow Hedges:
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	6	4	8
Reclassification of net (gains) losses to net income on cash flow hedges, Tax	(2)	(1)	(2)
Reclassification of net (gains) losses to net income on cash flow hedges, Net of tax	$ 4	$ 3	$ 6